CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 47,581	$ 16,921
Short-term deposits	271	40,428
Trade receivables, net	4,844	6,332
Inventory	3,837
Other current assets	1,556	1,766
Total current assets	58,089	65,447
NON-CURRENT ASSETS:
System components	1,220	4,463
Leased systems, net	3,118	3,813
Other property and equipment, net	1,008	1,055
Other long-term assets	1,042	954
Total non-current assets	6,388	10,285
Total assets	64,477	75,732
CURRENT LIABILITIES:
Trade payables	1,116	1,102
Deferred revenues	1,477	2,195
Liability in respect of research and development grants	1,057	978
Other accounts payable	4,491	4,792
Total current liabilities	8,141	9,067
NON-CURRENT LIABILITIES:
Deferred revenues and other liabilities	4,923	3,419
Liability in respect of research and development grants	6,016	5,921
Total non-current liabilities	10,939	9,340
EQUITY:
Share capital	364	363
Share premium	138,146	137,566
Share-based payment reserve	6,180	5,340
Currency Translation Adjustments	(2,188)	(2,188)
Accumulated deficit	(97,105)	(83,756)
Total equity	45,397	57,325
Total equity and liabilities	$ 64,477	$ 75,732